Income Taxes (Tables)	9 Months Ended
Sep. 30, 2014
Income Taxes
Schedule of allocation of the income tax provision between the controlling and non-controlling interests

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands of dollars)	2014	2013	2014	2013

Jones Energy, Inc.	$5,197	$(375)	$5,395	$(375)
Non-controlling interest	674	31	1,155	282
Income tax provision (benefit)	$5,871	$(344)	$6,550	$(93)